PanAgora Global Diversified Risk Portfolio Expense Example - PanAgora Global Diversified Risk Portfolio - Class B	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,247